Deposits (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Due within:
Three months or less	$ 50,270	$ 39,122
Over three months through six months	34,500	30,704
Over six months through twelve months	40,249	30,432
Over twelve months	27,237	31,986
Total	$ 152,256	$ 132,244